RIGHT OF USE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS

NOTE 7 – RIGHT OF USE ASSETS

The right-of-use asset is the Company’s right to use an asset over the life of a lease. The asset is calculated as the initial amount of the lease liability, plus any lease payments made to the lessor before the lease commencement date, plus any initial direct costs incurred, minus any lease incentives received.

The Company’s discounted lease payment rate is 10%, which is the Company’s borrowing rate.

We lease an office from an affiliated entity, LRR, located at 1845 South KY Highway 15 South, Hazard, KY 41701. We pay $250.00 a month, plus common charges, in rent with an initial lease term of 10 years.

We sublease an office from an affiliated entity, American Resources Corporation, located at 12115 Visionary Way, Ste 174, Fishers, IN 46038. We pay $2,143.25 a month in rent with an initial lease term of 10 years.

We lease land from an affiliated entity, LRR, located in Pike County, Kentucky. We pay $2,000 a month in rent with an initial lease term of 21 years.

We lease land from an affiliated entity, LRR, located in Hamilton County, Indiana. We pay a minimum of $2,000 a month in rent or 20% of the immediately prior month’s total monthly gross revenues from the lessee’s operations. The initial lease term is 5 years.

At September 30, 2023 and December 31, 2022, right of use assets and liabilities were comprised of the following:

	September 30, 2023	December 31, 2022
Assets:
ROU asset	$463,181	$181,006

Liabilities
Current:
Operating lease assets	$32,951	11,876
Non-current
Operating lease assets	428,909	$169,252

As of September 30, 2023, remaining maturities of lease liabilities were as follows:
2024	32,951
2025	36,401
2026	40,214
2027	50,326
2028 and thereafter	301,968
461,860

NOTE 8 – RIGHT OF USE ASSETS

The right-of-use asset is the Company’s right to use an asset over the life of a lease. The asset is calculated as the initial amount of the lease liability, plus any lease payments made to the lessor before the lease commencement date, plus any initial direct costs incurred, minus any lease incentives received.

The Company’s discounted lease payment rate is 10%, which is the Company’s borrowing rate.

We lease an office from an affiliated entity, LRR, located at 1845 South KY Highway 15 South, Hazard, KY 41701. We pay $250.00 a month in rent with an initial lease term of 10 years.

We sublease an office from an affiliated entity, American Resources Corporation, located at 12115 Visionary Way, Ste 174, Fishers, IN 46038. We pay $2,143.25 a month in rent with an initial lease term of 10 years.

At December 31, 2022 and 2021, right of use assets and liabilities were comprised of the following:

	December 31,
	2022	2021
Assets:
ROU asset	181,006	0

Liabilities
Current:
Operating lease assets	11,876	0
Non-current
Operating lease assets	169,252	0

As of December 31, 2022, remaining maturities of lease liabilities were as follows:

2023	11,876
2024	13,119
2025	14,494
2026	16,011
2027 and thereafter	125,628
181,128